Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 13,762	$ 10,571	$ 9,572
Increases (decreases) related to current year tax positions	1,100	1,500	999
Increases (decreases) related to prior year tax positions	26,329	3,845	0
Decreases related to settlements with taxing authorities	(1,017)	(2,154)	0
Decreases resulting from the expiration of the statute of limitations	0	0	0
Unrecognized Tax Benefits	$ 40,174	$ 13,762	$ 10,571